CONSOLIDATED STATEMENTS OF OPERATIONS - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	¥ 8,299,134	¥ 6,827,943	¥ 6,954,057
Cost of revenues and operating expenses:
Cost of revenue	6,052,849	5,259,075	5,051,600
Selling, general and administrative expenses	2,241,515	1,960,447	1,805,490
Impairment loss on long-lived assets	22,872	0
Total cost of revenues and operating expenses	8,317,236	7,219,522	6,857,090
Operating income (loss)	(18,102)	(391,579)	96,967
Other income (expense):
Dividend income	2	2	2
Interest income	8	1,111	6,072
Interest expense	(49,745)	(36,868)	(9,800)
Gain from sales of salons	40,631	413,678
Subsidies	13,855	21,376	20,625
Foreign currency exchange gain	18,121	26,825	14,830
Other, net	42,943	(13,923)	51,078
Total other income	65,815	412,201	82,807
Income (loss) before income tax expense	47,713	20,622	179,774
Income tax (benefit) expense	(90,478)	(94,427)	30,809
Net income (loss)	138,191	115,049	148,965
Less: Net loss attributable to noncontrolling interests	(10,572)	(355)
Net income (loss) attributable to shareholders of the Company	¥ 148,763	¥ 115,404	¥ 148,965
Net earnings (loss) per share attributable to shareholders of the Company
Basic	¥ 29.13	¥ 23.64	¥ 30.54
Diluted	¥ 28.52	¥ 22.34	¥ 27.23
Weighted average shares outstanding
Basic	5,107,405	4,882,501	4,877,405
Diluted	5,851,516	5,166,653	5,470,655
Directly-operated salons
Revenues:
Total revenues	¥ 7,352,868	¥ 5,656,519	¥ 5,396,294
Cost of revenues and operating expenses:
Cost of revenue	5,575,568	4,552,408	4,129,240
Franchise
Revenues:
Total revenues	792,633	971,027	1,163,998
Cost of revenues and operating expenses:
Cost of revenue	316,655	523,330	645,733
Other revenues
Revenues:
Total revenues	153,633	200,397	393,765
Cost of revenues and operating expenses:
Cost of revenue	¥ 160,626	¥ 183,337	¥ 276,627